United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

_______________________Federated Income Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/11

Date of Reporting Period:  Quarter ended 4/30/10

Item 1.                      Schedule of Investments

Federated Income Trust

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 8.8%
		Federal Home Loan Mortgage Corporation – 3.7%
$6,709,976		Federal Home Loan Corp. REMIC 3144 FB, 0.604%, 4/15/2036	6,657,756
6,026,722		Federal Home Loan Corp. REMIC 3160 FD, 0.584%, 5/15/2036	5,972,096
2,754,657		Federal Home Loan Corp. REMIC 3175 FE, 0.564%, 6/15/2036	2,727,986
6,905,083		Federal Home Loan Corp. REMIC 3179 FP, 0.634%, 7/15/2036	6,868,953
1,170,398		Federal Home Loan Corp. REMIC 3206 FE, 0.654%, 8/15/2036	1,162,633
		TOTAL	23,389,424
		Federal National Mortgage Association – 5.1%
740,027		Federal National Mortgage Association REMIC 2005-63 FC, 0.513%, 10/25/2031	730,437
1,366,767		Federal National Mortgage Association REMIC 2006-43 FL, 0.663%, 6/25/2036	1,357,041
3,483,808		Federal National Mortgage Association REMIC 2006-58 FP, 0.563%, 7/25/2036	3,448,417
5,287,554		Federal National Mortgage Association REMIC 2006-81 FB, 0.613%, 9/25/2036	5,243,612
5,253,088		Federal National Mortgage Association REMIC 2006-85 PF, 0.643%, 9/25/2036	5,195,206
1,576,577		Federal National Mortgage Association REMIC 2006-93 FM, 0.643%, 10/25/2036	1,560,269
5,716,564		Federal National Mortgage Association REMIC 2006-104 FY, 0.603%, 11/25/2036	5,664,122
5,906,170		Federal National Mortgage Association REMIC 2006-115 EF, 0.623%, 12/25/2036	5,849,022
11,504,087		Federal National Mortgage Association REMIC 396 2, 4.500%, 6/1/2039	3,048,164
		TOTAL	32,096,290
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $55,808,799)	55,485,714
		Mortgage-Backed Securities – 98.1%;1
		Federal Home Loan Mortgage Corporation – 57.8%
127,507,420	[2]	4.500%, 6/1/2019 - 5/1/2040	130,680,714
113,622,921	[2]	5.000%, 2/1/2019 - 5/1/2040	118,321,352
72,399,409		5.500%, 12/1/2021 - 1/1/2039	76,766,558
32,753,872		6.000%, 10/1/2020 - 9/1/2038	35,164,034
668,738		6.500%, 9/1/2029	734,965
1,780,624		7.000%, 2/1/2031 - 3/1/2032	1,981,617
1,696,550		7.500%, 12/1/2022 - 2/1/2031	1,865,012
122,456		8.000%, 9/1/2014 - 12/1/2014	133,298
13,932		9.500%, 9/1/2016	15,552
8,790		11.500%, 12/1/2014	10,013
		TOTAL	365,673,115
		Federal National Mortgage Association – 36.5%
90,764,428	[2]	5.000%, 6/1/2023 - 5/1/2040	94,900,694
69,745,847		5.500%, 9/1/2034 - 4/1/2039	73,694,599
38,236,051		6.000%, 6/1/2016 - 10/1/2038	40,744,260
17,339,455		6.500%, 12/1/2027 - 9/1/2037	18,777,361
1,610,399		7.000%, 7/1/2029 - 2/1/2032	1,793,559
245,709		7.500%, 7/1/2028 - 8/1/2031	269,938
365,614		8.000%, 12/1/2026	404,521
540,141		10.000%, 4/1/2011 - 3/1/2025	609,463
122,552		10.500%, 12/1/2019 - 4/1/2022	137,010
		TOTAL	231,331,405

Principal Amount or Shares			Value
		Government National Mortgage Association – 3.8%
$12,825,087		5.000%, 2/20/2038 - 7/20/2039	13,372,780
4,102,087		5.500%, 11/20/2038	4,353,340
2,747,519		6.500%, 10/20/2038	2,983,526
2,412,494		7.000%, 6/15/2026 - 1/15/2032	2,678,236
10,558		7.500%, 1/15/2031	11,538
227,126		8.000%, 11/15/2023 - 7/15/2030	250,361
119,208		8.500%, 6/15/2030	133,578
		TOTAL	23,783,359
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $593,579,910)	620,787,879
		MUTUAL FUND – 6.5%
41,456,016	[3,4]	Government Obligations Fund, Institutional Shares, 0.02% (AT NET ASSET VALUE)	41,456,016
		Repurchase Agreement – 0.5%
$2,966,000	[5]	Interest in $7,311,000 joint repurchase agreement 0.20%, dated 4/19/2010 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $7,312,178 on 5/18/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/15/2035 and the market value of that underlying security was $7,531,797 (segregated pending settlement of dollar-roll transactions.) (AT COST)	2,966,000
		TOTAL INVESTMENTS — 113.9% (IDENTIFIED COST $693,810,725)[6]	720,695,609
		OTHER ASSETS AND LIABILITIES - NET — (13.9)%[7]	(87,864,997)
		TOTAL NET ASSETS — 100%	$632,830,612
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At April 30, 2010, the cost of investments for federal tax purposes amounts to $693,810,725. The net unrealized appreciation of investments for federal tax purposes was $26,884,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,779,523 and net unrealized depreciation from investments for those securities having an excess of cost over value of $894,639.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$55,485,714	$ —	$55,485,714
Mortgage-Backed Securities	—	620,787,879	—	620,787,879
Mutual Fund	41,456,016	—	—	41,456,016
Repurchase Agreement	—	2,966,000	—	2,966,000
TOTAL SECURITIES	$41,456,016	$679,239,593	$ —	$720,695,609

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010